Document And Entity Information	6 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0002033164
Document Type	N-CSRS
Entity Registrant Name	Rockefeller Municipal Opportunities Fund
Document Period End Date	Mar. 31, 2025
Entity Inv Company Type	N-2
Amendment Flag	false